Intangible Assets - Additional Information (Detail) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets, carrying value	£ 2,553	£ 2,365
Patents [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, carrying value	2,600	£ 2,400
Intangible assets, acquired	£ 300